Related Party Transactions (Details Textual) - USD ($)			1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 13, 2019	Aug. 08, 2018	Nov. 01, 2016	Oct. 31, 2016	Aug. 17, 2016	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 19, 2019	Aug. 31, 2018	Oct. 26, 2016	Oct. 14, 2016
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services					8,625,000
Common Stock, Shares, Outstanding						48,420,495					13,800,000	11,500,000
Share Price							$ 18.00		$ 12.00
Related Party Transaction, Expenses from Transactions with Related Party							$ 120,000	$ 120,000
Administrative Fees Expense							10,000
Administrative Fee Payable							60,000	140,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50			$ 11.50
Notes Payable, Related Parties, Current							600,000	$ 0
Shares Issued, Price Per Share			$ 10.00
Compensation Terms For Broker Dealer	an amount in cash equal to the difference between the redemption price and $9.90.
Cash Compensation Paid	$ 250,000
Repayments of Convertible Debt	$ 1,000,000
Payments For Loss On Sale Of Shares						$ 4,000,000
Loss On Conversion Of Shares						$ 3,000,000
Debt Instrument, Convertible, Terms of Conversion Feature						the option to convert any amounts outstanding under the Convertible Note, up to $1 million in the aggregate, into warrants at a conversion price of $1.50 per warrant
Sponsor Convertible Note [Member]
Related Party Transaction [Line Items]
Administrative Fee Payable										$ 200,000
Maximum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 1,000,000
Convertible Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 1.50
Debt Conversion, Original Debt, Amount		$ 1,000,000
Notes Payable, Related Parties, Current							$ 600,000
Line of Credit Facility, Current Borrowing Capacity						$ 400,000
Debt Instrument, Face Amount						$ 1,000,000
Common Class A [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding						0	898,984	1,904,381
Share Price							$ 12.00
Common Stock Shares Subject To Lock Up	500,000
Redemption Price Per Share	$ 10.29
Common Stock Shares Issued To Broker	1,000,000
Shares Issued, Price Per Share	$ 9.90
Common Stock Shares Reimbursed Under Obligation	1,942,953
Common Stock shares Not Redeemed	1,500,000
Private Placement [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Warrants Issued			8,693,334
Proceeds from Issuance of Warrants			$ 13,040,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.50
Founder [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services				25,000